Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	60,000,000	60,000,000
Common stock, shares issued (in shares)	20,096,011	20,093,017
Common stock, shares outstanding (in shares)	19,905,228	20,093,017
Treasury stock, shares (in shares)	190,783	0